Note 7 - Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

	Pension Plan		Postretirement Plan
	2014	2013	2014	2013
Accumulated benefit obligation at end of year	$65,454	$57,632	$22,813	$19,794
Change in benefit obligation:
Benefit obligation at beginning of year	$70,635	$81,148	$19,794	$23,794
Service cost	2,904	3,144	907	1,153
Interest cost	2,896	2,851	845	724
Settlement cost	-	191	-	-
Benefits paid	(3,584)	(11,371)	(1,736)	(1,370)
Effect of foreign exchange	-	-	(49)	(68)
Actuarial loss (gain)	7,219	(5,328)	3,052	(4,439)
Benefit obligation at end of year	$80,069	$70,635	$22,813	$19,794

Change in plan assets:
Fair value of plan assets at beginning of year	$70,889	$73,631	$-	$-
Actual return on plan assets	5,768	4,429	-	-
Employer contributions	2,500	4,200	1,736	1,370
Benefits paid	(3,584)	(11,371)	(1,736)	(1,370)
Fair value of plan assets at end of year	75,573	70,889	-	-
Funded status at end of year	$(4,496)	$254	$(22,813)	$(19,794)

Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets	$-	$254	$-	$-
Total assets	$-	$254	$-	$-
Current liabilities	$-	$-	$(1,516)	$(1,401)
Noncurrent liabilities	(4,496)	-	(21,297)	(18,393)
Total liabilities	$(4,496)	$-	$(22,813)	$(19,794)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	$28,836	$24,295	$(7,601)	$(11,871)
Deferred tax (benefit) expense	(11,162)	(9,496)	2,915	4,471
After tax actuarial loss (gain)	$17,674	$14,799	$(4,686)	$(7,400)

Schedule of Net Benefit Costs [Table Text Block]

Components of net periodic benefit cost:
	2014	2013	2012
Pension Plan
Service cost	$2,904	$3,144	$3,188
Interest cost	2,895	2,851	2,803
Expected return on plan assets	(4,755)	(5,080)	(4,591)
Recognized actuarial loss	1,664	2,080	2,441
Settlement loss	-	4,169	2,935
Net periodic benefit cost	$2,708	$7,164	$6,776

Other changes in pension plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$4,541	$(10,734)	$1,371
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$7,249	$(3,570)	$8,147

Postretirement Plan
Service cost	$907	$1,153	$1,156
Interest cost	845	724	871
Recognized actuarial gain	(1,181)	(723)	(647)
Net periodic benefit cost	$571	$1,154	$1,380

Other changes in post retirement plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$4,233	$(3,717)	$(384)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$4,804	$(2,563)	$996

Schedule of Assumptions Used [Table Text Block]

	2014	2013	2014	2013
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.45%	4.30%	3.60%	4.50%
Rate of compensation increase	3.50%	3.50%	—	—
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.30%	4.30%	4.50%	3.20%
Expected long term rate of return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	3.50%	3.50%	—	—

Schedule of Allocation of Plan Assets [Table Text Block]

2014	$	%
Level 1
Equity	$17,819	23%
Fixed Income	2,169	3%
Mutual Funds	3,598	5%
Money Fund and Cash	1,901	3%
Total Level 1	25,487	34%
Level 2
Fixed Income	47,716	63%
Money Fund	2,362	3%
Total Level 2	50,078	66%
Level 3
Total Level 3	—	—
Total fair value Plan assets	$75,565	100%

2013	$	%
Level 1
Equity	$21,795	23%
Fixed Income	919	3%
Mutual Funds	5,031	5%
Money Fund and Cash	2,133	3%
Total Level 1	29,878	34%
Level 2
Fixed Income	35,540	63%
Money Fund	5,471	3%
Total Level 2	41,011	66%
Level 3
Total Level 3	—	—
Total fair value Plan assets	$70,889	100%

Schedule of Expected Benefit Payments [Table Text Block]

	2015	2016	2017	2018	2019	Thereafter
Pension	$5,095	$5,319	$7,044	$6,089	$6,366	$30,780
Postretirement	1,543	1,576	1,612	1,695	1,781	8,957